Marketable Securities	9 Months Ended
Sep. 30, 2011
Marketable Securities [Abstract]
Marketable Securities

NOTE 8—MARKETABLE SECURITIES

On August 2, 2011, a subsidiary of Kennedy-Wilson completed the purchase of 53.7 million units of ordinary stock, including 4.7 million noncontrolling interest units, of the Bank of Ireland for a purchase price of $7.7 million, including noncontrolling interest of approximately $0.7 million, with a commitment, subject to receipt of regulatory and other approvals, to purchase up to an additional 180.2 million units of ordinary stock of the Bank of Ireland at a fixed price of €0.10. Kennedy-Wilson classifies its marketable securities which consist of common equity as available-for-sale and records them at fair value with any unrealized gains or losses reported as a component of other comprehensive income. The fair value was determined based on quoted prices in active markets.

At September 30, 2011, Kennedy Wilson's marketable securities had a cost basis of $7.7 million and a fair value of $5.6 million. The difference included unrealized losses of $2.1 million which has been accounted for within other comprehensive income in the accompanying consolidated statement of equity.

Kennedy-Wilson accounts for its commitment to purchase the additional 180.2 million units of the Bank of Ireland ordinary stock as available for sale securities consistent with ASC Subtopic 320-10, Investments—Debt and Equity Securities. As of September 30, 2011, the Company recorded a liability and an unrealized loss associated with the committed shares of $5.6 million, which are included in accrued expenses and other liabilities in the accompanying consolidated balance sheet and within other comprehensive income in the accompanying consolidated statement of equity.

The Company has evaluated the unrealized losses as of September 30, 2011 and has concluded that the unrealized losses are temporary in nature. The factors considered included current quoted prices in the active market and the severity and duration of the loss.